Revenues from Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract costs
Contract cost asset	$ 45.2		$ 44.3	$ 43.0
Practical expedient, incremental costs of obtaining a contract	true		true
Amortization expense of contract cost asset	$ 3.5	$ 3.7	$ 7.6	7.6	$ 7.3
Impairment loss for contract cost asset	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0